Note 10 - Income Tax Payables And Deferred Revenues (Detail) - Income tax payables and deferred revenues: (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Tax Payables	€ 11	€ 579
Deferred Revenues	163	494
Total	€ 174	€ 1,073